SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Useful Life

Computer and office equipment	5-7 years
Furniture & fixtures	6-7 years
Leasehold improvements	Lease Term
Vehicle	5 years

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Useful Life

Computer and office equipment	5-7 years
Furniture & fixtures	6-7 years
Leasehold improvements	Lease Term
Vehicle	5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Useful Life

Computer software	5 years

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Useful Life

Computer software	5 years

SCHEDULE OF DIS-AGGREGATED INFORMATION OF REVENUES

Disaggregated information of revenues by products are as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2021	2020	2021	2020

Survivor Select	$24,415	$35,994	$37,641	$35,994
Energized Mineral Concentrate	8,291	22,606	52,183	22,606
Ionized Cal-Mag	18,485	611,160	40,298	611,160
Omega Blend	89,066	162,543	185,361	162,543
Beta Maxx	55,943	11,434	89,800	11,434
Vege-Fruit Fiber	-	6,106	-	6,106
Iron	8,431	-	16,715	-
Young Formula	14,458	349,738	25,901	349,738
Organic Youth Care Cleansing Bar	2,990	28,805	2,990	28,805
Mitogize	70,148	4,711	106,843	4,711
Lipomask	4,279	8,420	8,401	8,420
Hyaluronic Acid Serum	1,362	55,721	3,353	55,721
Mousse Facial Cleanser	3,042	3,127	7,660	3,127
Trim+	2,223	223,497	22,674	223,497
Total revenues	$303,133	$1,523,862	$599,820	$1,523,862

Disaggregated information of revenues by products are as follows:

	For the years ended		For the six months ended
	December 31,		December 31,
	2020	2019	2019
		(Unaudited)
Survivor Select	$149,897	$-	$-
Energized Mineral Concentrate	81,481	238,687	100,270
Ionized Cal-Mag	908,964	55,718	-
Omega Blend	495,567	137,752	68,927
BetaMaxx	156,550	191,246	67,789
Vege Fruit Fiber	1,755	-	-
Iron	133,389	-	-
Young Formula	653,631	117,453	-
Organic Youth Care Cleansing Bar	43,127	34,917	17,206
Mitogize	162,801	-	-
No. 1 MED	46,713	140,733	-
Energetique	253,396	174,808	175,170
Trim+	365,350	198,817	-
Total revenues	$3,452,621	$1,290,131	$429,362

SCHEDULE OF FOREIGN CURRENCIES TRANSLATION EXCHANGE RATES

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of
	June 30, 2021	December 31, 2020

Period-end MYR : US$1 exchange rate	4.15	4.02
Period-end HKD : US$1 exchange rate	7.77	7.75

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Period-average MYR : US$1 exchange rate	4.13	4.32	4.10	4.25
Period-average HKD : US$1 exchange rate	7.77	7.75	7.76	7.76

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of
	December 31, 2020	December 31, 2019

Period-end MYR : US$1 exchange rate	4.02	4.09
Period-end HKD : US$1 exchange rate	7.75	7.79

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)

	For the years ended		For the six months ended
	December 31,		December 31,
	2020	2019	2019

Period-average MYR : US$1 exchange rate	4.20	4.14	4.16
Period-average HKD : US$1 exchange rate	7.76	7.84	7.83

Superior Living SDN. BHD. [Member]
SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Useful Life

Computer software	5 years

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Useful Life

Computer software	5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Useful Life

Computer and office equipment	5-7 years
Furniture & fixtures	6-7 years
Leasehold improvements	Lease Term
Vehicle	5 years

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Useful Life

Computer and office equipment	5-7 years
Furniture & fixtures	6-7 years
Leasehold improvements	Lease Term
Vehicle	5 years

SCHEDULE OF DISAGGREGATED INFORMATION OF REVENUES

Disaggregated information of revenues by products are as follows:

	For the Three Months Ended
	March 31, 2020	March 31, 2019

Survivor Select	$150,120	$23,382
Energized Mineral Concentrate	133,529	111,899
Ionized Cal-Mag	39,353	13,912
Omega Blend	299,007	385,001
BetaMaxx	165,187	42,549
Vege Fruit Fiber	66,286	23,520
Iron	6,810	-
Young Formula	30,093	213,300
Organic Youth Care Cleansing Bar	19,304	53,747
Mitogize	111,632	58,060
No. 1 MED	66,156	102,348
Energetique	139,604	-
Trim+	14,171	186,882
Total revenues	$1,241,252	$1,214,600

Disaggregated information of revenues by products are as follows:

	For the years ended
	December 31, 2019	December 31, 2018

Survivor Select	$243,075	$2,520,204
Energized Mineral Concentrate	599,642	3,004,479
Ionized Cal-Mag	94,535	1,116,437
Omega Blend	723,443	1,666,296
BetaMaxx	217,025	2,490,573
Vege Fruit Fiber	167,566	751,073
Iron	-	71,790
Young Formula	394,767	1,766,914
Organic Youth Care Cleansing Bar	237,530	87,025
Mitogize	254,622	375,724
No. 1 MED	440,145	543,247
Trim+	767,009	-
Total revenues	$4,139,359	$14,393,762